UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Level Global Investors, L.P.
           --------------------------------------------------
Address:   537 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticut  06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-10737
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     203-863-5808
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Adam Jaffe             Greenwich, Connecticut          11/15/04
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        72
                                               -------------

Form 13F Information Table Value Total:        $ 487,491
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE



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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ACCENTURE LTD BERMUDA                 CL A      G1150G111    16,230      600,000   SH            Sole        600,000
ALEXANDER & BALDWIN INC              Common     014482103     3,394      100,000   SH            Sole        100,000
ALLEGHENY ENERGY INC                 Common     017361106     2,474      155,000   SH            Sole        155,000
AMDOCS LTD                             Ord      G02602103     6,003      275,000   SH            Sole        275,000
AMER INTL GROUP INC                  Common     026874107    11,898      175,000   SH            Sole        175,000
AQUANTIVE INC                        Common     03839G105       483       50,000   SH            Sole         50,000
ASK JEEVES INC                       Common     045174109     4,089      125,000   SH            Sole        125,000
AU OPTRONICS CORP                   SPONS ADR   002255107     9,390      750,000   SH            Sole        750,000
AVAYA INC                            Common     053499109     6,273      450,000   SH            Sole        450,000
BANK OF AMERICA CORP                 Common     060505104     7,583      175,000   SH            Sole        175,000
CARMIKE CINEMAS INC                  Common     143436400     5,282      150,000   SH            Sole        150,000
CIT GROUP INC                        Common     125581108    11,217      300,000   SH            Sole        300,000
COLLEGIATE FDG SVCS INC              Common     19458M108     2,700      215,000   SH            Sole        215,000
CORNING INC                          Common     219350105    16,066    1,450,000   SH            Sole      1,450,000
COX COMMUNICATIONS INC NEW           OPTION     224044907        50      250,000   SH    Call    Sole        250,000
DEX MEDIA INC                        Common     25212E100     7,410      350,000   SH            Sole        350,000
EBAY INC                             Common     278642103     6,896       75,000   SH            Sole         75,000
ECHOSTAR COMM NEW                     CL A      278762109     1,556       50,000   SH            Sole         50,000
EL PASO CORP                         Common     28336L109     1,838      200,000   SH            Sole        200,000
ELAN PLC                               ADR      284131208     7,020      300,000   SH            Sole        300,000
ELECTR DATA SYS NEW                  Common     285661104    14,543      750,000   SH            Sole        750,000
EL PASO CORP                         OPTION     28336L909       368      300,000   SH    Call    Sole        300,000
FED AGRIC MTG CORP                    CL C      313148306     2,219      100,000   SH            Sole        100,000
GENERAL MARITIME CORP                  SHS      Y2692M103     6,966      200,000   SH            Sole        200,000
GOLDMAN SACHS GROUP INC              Common     38141G104     6,993       75,000   SH            Sole         75,000
GOODYEAR TIRE & RUBR CO              Common     382550101     1,611      150,000   SH            Sole        150,000
GOOGLE INC                            CL A      38259P508     9,720       75,000   SH            Sole         75,000
HOME DEPOT INC                       Common     437076102    11,760      300,000   SH            Sole        300,000
IBM                                  Common     459200101     6,431       75,000   SH            Sole         75,000
INTL PAPER CO                        Common     460146103     3,031       75,000   SH            Sole         75,000
JDS UNIPHASE CORP                    Common     46612J101     1,685      500,000   SH            Sole        500,000
JUNIPER NETWRKS INC                  Common     48203R104    17,110      725,000   SH            Sole        725,000
LEGG MASON INC                       Common     524901105    12,252      230,000   SH            Sole        230,000
LEHMAN BROS HLDG INC                 Common     524908100     7,972      100,000   SH            Sole        100,000
LINEAR TECH CORP                     Common     535678106     3,624      100,000   SH            Sole        100,000
MBNA CORP                            Common     55262L100    10,080      400,000   SH            Sole        400,000
MCAFEE INC                           Common     579064106    10,050      500,000   SH            Sole        500,000
MGIC INV CORP WIS                    Common     552848103     3,328       50,000   SH            Sole         50,000
MOTOROLA INC                         Common     620076109    12,628      700,000   SH            Sole        700,000
NEWS CORP LTD                        Common     652487802    15,665      500,000   SH            Sole        500,000
NOVELLUS SYS INC                     Common     670008101     7,992      300,000   SH            Sole        300,000
NOVELLUS SYS INC                     OPTION     670008901        15      200,000   SH    Call    Sole        200,000
OVERSTOCK COM INC DEL                Common     690370101     1,837       50,000   SH            Sole         50,000
PALM ONE INC                         Common     69713P107     4,566      150,000   SH            Sole        150,000
PNC FINL SVC GROUP INC               Common     693475105     6,763      125,000   SH            Sole        125,000
POLYCOM INC                          Common     73172K104     7,631      385,000   SH            Sole        385,000
QUALCOMM INC                         OPTION     747525903       221      150,000   SH    Call    Sole        150,000
QUALCOMM INC                         Common     747525103    21,472      550,000   SH            Sole        550,000
RESEARCH IN MOTION LTD               Common     760975102    15,268      200,000   SH            Sole        200,000
SEARS ROEBUCK & CO                   OPTION     812387908         8      100,000   SH    Call    Sole        100,000
SALESFORCE COM INC                   Common     79466L302     6,565      420,000   SH            Sole        420,000
SANDDISK CORP                        Common     80004C101    11,648      400,000   SH            Sole        400,000
SATYAM COMPUTER SERVICES LTD           ADR      804098101     2,312      100,000   SH            Sole        100,000
SEAGATE TECHNOLOGY                     SHS      G7945J104     4,732      350,000   SH            Sole        350,000
SEMICONDUCTOR HLDRS TR              DEP RCPT    816636203    10,584      350,000   SH            Sole        350,000
SEMTECH CORP                         Common     816850101     6,230      325,000   SH            Sole        325,000
SHIP FINANCE INTL L                    SHS      G81075106     3,518      175,000   SH            Sole        175,000
SI INTL INC                          Common     78427V102     1,534       70,000   SH            Sole         70,000
SIEBEL SYS INC                       Common     826170102     5,278      700,000   SH            Sole        700,000
SANDISK CORP                         OPTION     80004C901       185      200,000   SH    Call    Sole        200,000
ST JOE CO                            Common     790148100    27,468      575,000   SH            Sole        575,000
STELMAR SHIPPING LTD                 Common     V8726M103     1,701       45,000   SH            Sole         45,000
TEEKAY SHIPPING MARSHALL ISL         Common     Y8564W103     4,740      110,000   SH            Sole        110,000
TAIWAN SEMICONDUCTOR MFG LTD        SPONS ADR   874039100     3,570      500,000   SH            Sole        500,000
UNITEDGLOBAL COM                      CL A      913247508     4,482      600,000   SH            Sole        600,000
VERISIGN INC                         Common     92343E102     3,976      200,000   SH            Sole        200,000
VERITAS SOFTW CO                     Common     923436109     3,560      200,000   SH            Sole        200,000
VIACOM INC                            CL B      925524308    21,814      650,000   SH            Sole        650,000
VERITAS SOFTWARE CO                  OPTION     923436909       463      500,000   SH    Call    Sole        500,000
VERITAS SOFTWARE CO                  OPTION     923436909       325      200,000   SH    Call    Sole        200,000
WESTERN DIGITAL CORP                 Common     958102105     4,395      500,000   SH            Sole        500,000
XILINX INC                           Common     983919101     6,750      250,000   SH            Sole        250,000


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